Net Loss per Share - Additional Information (Detail) - shares shares in Millions	2 Months Ended	3 Months Ended	11 Months Ended
	Mar. 31, 2020	Mar. 31, 2021	Dec. 31, 2020
Anti-dilutive Securities Excluded from Computation of Earnings Per Share		11.9	16.0
Potentially dilutive Securities	0